TAXATION (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 0	$ 129,014
Allowance for doubtful accounts	18,213	0
Impairment expenses	4,255	0
Deferred tax assets, gross	22,468	129,014
Less: Valuation allowance	(22,468)	(129,014)
Deferred tax assets, net	$ 0	$ 0